united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 8/31

Date of reporting period: 2/29/20

Item 1. Reports to Stockholders.

PCS Commodity Strategy Fund

Class A: PCYAX | Class C: PCYCX | Class I: PCYIX

Semi-Annual Report
February 29, 2020

1-844-828-3242

www.pcscommodityfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.pcscommodityfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Dear Fellow Shareholders:

We are pleased to present you with the Semi-Annual Report for the PCS Commodity Strategy Fund (the “Fund”) covering the activities of the Fund from September 1, 2019 through February 29, 2020.1 Commodities generally declined during this period; the Fund’s Class I Share’s total return was -7.64%2, compared with -7.06% for the benchmark Bloomberg Commodity Total Return Index3.

In attempting to replicate the Rogers International Commodity Index® (RICI®) methodology as the basis for obtaining exposure to the commodity futures asset class, the Fund invested in 38 futures contracts across three principal sectors: energy, metals, and agriculture. During the period, the RICI® Agricultural Sector advanced +2.99%, the Metals Sector declined -3.98%, and the Energy Sector declined -17.12%. The contribution to total return from the collateral and cash management portion of the investment strategy, consisting primarily of short duration U.S. Treasury obligations, began to decline commensurate with Fed rate cuts. The average 3-month T-Bill rate during the period declined from 1.94% to 1.25%.

Key performance factors during the period included a dramatic decline in global crude oil prices, the corresponding resumption of contango forward curve conditions in energy products, modest renewed strength in agriculture prices, and the rebalancing methodology. The rebalancing discipline meant that the Fund maintained consistent weightings, most significantly to energy, during the overall commodity decline. We believe that, over time, maintaining index weightings in commodities by rebalancing back to index weights, whether they are declining (adding to commodities at lower prices) or advancing (reducing exposure to commodities at higher prices) has been beneficial to total return and reduces the risk of over- or under-exposure to specific commodities or sectors.

Contango forward curves (forward prices that are higher than nearby or spot) are a normal condition of futures markets, expressing the holding costs of physical commodities, and are typically most steep when particular commodities are plentiful. Investing in commodities exhibiting contango can position the fund for subsequent recovery, despite the near-term costs of negative “roll yield” (trading out of lower-priced contracts closer to expiration into more expensive contracts farther out on the futures curve). Previously, by avoiding extending futures expirations too far on the forward curve, the Fund was able to benefit as those curves began to flatten into backwardation (positive roll yield). During the current period, the shape of the crude oil forward curve began to shift from a backwardated condition back to contango, reflecting increasing cost and availability of storage facilities.

Outlook and COVID-19:

After approaching near-term lows in multiple sectors of the commodity market in early 2016, the broad commodity market began to recover, delivering positive returns in 3 of the 4 subsequent calendar years. Beginning in early 2020, the global COVID-19 pandemic began to affect securities markets, particularly commodities and global equities. This was most acutely seen in the price of crude oil, as the growing impact of a dramatic reduction in air and automobile travel resulted in a record drop in demand for crude and refined products. At the same time, energy market volatility was exacerbated by a crude oil price war, a disagreement between Saudi Arabia and Russia over production cuts, with the expectation of steep discounts in the price of crude to follow amid a suddenly extreme over-production

[1]	Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in commodity futures contracts and should be read carefully before investing.

[2]	The semi-annual period reflected represents Fund performance from September 1, 2019 through February 29, 2020. The return reflected above is for Class I shares; the return during such period for Class A shares and Class C shares were -7.70% and -8.00%, respectively. Returns do not reflect the sales charges associated with each such class of shares.

[3]	The Bloomberg Commodity Index Total Return® (formerly known as the Dow Jones-UBS Commodity Index Total Return®) is an unmanaged index composed of futures contracts on physical commodities. The Index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. An investment cannot be made directly in an index.

condition globally. Over-production, along with an unprecedented crash in demand and already stressed storage, refining, and distribution systems, will likely result in declines in crude oil prices to levels not seen in decades, and a decimation of U.S. domestic oil production companies. Although a recovery in domestic production, following yet another restructuring, is very likely, and higher crude oil prices in the future are virtually certain (especially if the cost per barrel moves below production costs), the timing is impossible to predict since it is dependent not on normal market fundamentals, but on the path of a virus that is not yet well understood.

It is important to remember that the Fund contains 36 other commodities besides crude oil, and that there are sectors of the commodity market that could actually benefit from the current conditions. Special attention should be paid to both agriculture and precious metals. The sudden demand for storable foodstuffs, combined with difficulties the virus may create for farm labor, could imply higher demand and higher prices for grains, wheat in particular. The unprecedented stimulus from monetary policy moves and abandonment of any fiscal discipline on spending, both seen as rational and necessary reactions to the need to stabilize the economy due to the worst increases in unemployment in history, could ultimately create an inflationary scenario. In this environment, precious metals typically outperform other assets class. Since the current market condition was created by a single, identifiable antecedent, and not by a general decline in economic conditions, the recovery could be sudden and steep if there is a resolution to the COVID-19 outbreak. Although the timing of this is not known, we do know that many commodity prices are at or nearing cyclical lows. Demand crashes are very rare, and usually of short duration, in the commodities markets. Any economy-led recovery from here, combined with never-before-seen fiscal and monetary stimulus, could be setting the commodity markets up for a sharp and protracted rally over the next few years.

We thank you for being a shareholder in the PCS Commodity Strategy Fund.

Sincerely,

John D. Reese

CEO of Price Asset Management, LLC

3510-NLD-4/22/2020

PCS Commodity Strategy Fund
PORTFOLIO REVIEW (Unaudited)
February 29, 2020

The Fund’s performance figures* for the periods ended February 29, 2020, as compared to its benchmark:

			Annualized	Annualized Since
	Six Months	1 Year	3 Year	Inception**
PCS Commodity Strategy Fund Class A	(7.70)%	(13.33)%	(4.89)%	(7.38)%
PCS Commodity Strategy Fund Class A with load of 5.50%	(12.74)%	(18.11)%	(6.65)%	(8.37)%
PCS Commodity Strategy Fund Class C +	(8.00)%	(13.99)%	(5.61)%	(8.01)%
PCS Commodity Strategy Fund Class I	(7.64)%	(13.12)%	(4.66)%	(7.16)%
Bloomberg Commodity Index Total Return ***	(7.06)%	(11.05)%	(5.19)%	(7.19)%

*	Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated December 31, 2019 including underlying funds, are 1.79%, 2.54% and 1.53% for Class A, Class C and Class I, respectively. Class A shares are subject to a maximum sales load imposed on purchases of 5.50%. The chart does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call 1-844-828-3242.

**	Fund commenced operations on December 10, 2014.

***	The Bloomberg Commodity Index Total Return (“BCOM” or the “Index”) is designed to be a highly liquid and diversified benchmark for commodities investments. The principal potential benefits of including commodities in a diversified financial portfolio include positive returns over time and low correlation with equities and fixed income. BCOM provides broad-based exposure to commodities as an asset class, since no single commodity or commodity sector dominates the Index. Rather than being driven by micro-economic events affecting one commodity market or sector, the diversified commodity exposure of BCOM potentially reduces volatility in comparison to non-diversified commodity baskets. Investors cannot invest directly in an index or benchmark.

+	The returns are based upon unadjusted net asset values and may differ from the returns shown in the financial statements, which include adjustments in accordance with accounting principles generally accepted in the United States.

Portfolio Composition as of
February 29, 2020	% of Net Assets
Short-Term Investments	103.9%
Other Assets in Excess of Liabilities - Net (1)	(3.9)%
100.0%

(1) Includes Net Unrealized Depreciation on Open Future Contracts

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

PCS Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2020

Principal		Discount Rate **	Maturity Date	Fair Value
	SHORT TERM INVESTMENTS - 103.9%
	U. S. TREASURY BILLS - 102.6%
$2,500,000	US Treasury Bill	1.2400%	3/12/2020	$2,498,980
5,000,000	US Treasury Bill	1.2900	3/19/2020	4,996,647
4,000,000	US Treasury Bill	1.2900	3/26/2020	3,996,336
3,000,000	US Treasury Bill	1.3200	4/9/2020	2,995,598
6,400,000	US Treasury Bill	1.3200	4/16/2020	6,389,138
3,000,000	US Treasury Bill + ~	1.3400	4/23/2020	2,994,143
300,000	US Treasury Bill + ~	1.1600	7/16/2020	298,686
				24,169,528

Shares
	MONEY MARKET FUND - 1.3%
301,620	Fidelity Treasury Portfolio - Institutional Class, 1.47% * +	301,620

	TOTAL SHORT-TERM INVESTMENTS (Cost - $24,462,625)	24,471,148

	TOTAL INVESTMENTS - 103.9% (Cost - $24,462,625)	$24,471,148
	LIABILITIES LESS OTHER ASSETS - (3.9)% (a)	(920,548)
	NET ASSETS - 100.0%	$23,550,600

*	Money market fund; interest rate reflects the seven-day effective yield on February 29, 2020.

**	Discount rate at the time of purchase.

+	All or a portion of this security is a holding in PCS Fund Limited.

~	All or a portion of this security is pledged as collateral for futures. Total value of pledged securities at February 29, 2020 is $3,292,829.

(a)	Includes net unrealized depreciation on open futures contracts.

OPEN FUTURES CONTRACTS LONG ^ - (4.1) %

Contracts	Description	Expiration	Notional Amount	Unrealized Appreciation/ (Depreciation)
3	BP Currency Future	June 2020	$240,431	$516
42	Brent Crude Future	June 2020	2,086,140	(41,600)
20	Brent Crude Future	May 2020	991,800	(98,800)
10	Cocoa Future	May 2020	249,712	(2,546)
39	Coffee Robusta Future	May 2020	500,370	(13,960)
65	Corn Future	May 2020	1,196,813	(55,350)
33	Cotton Future	May 2020	1,014,585	(109,770)
6	Euro FX Currency Future	June 2020	832,050	2,287
10	FCOJ-A Future	May 2020	143,925	(4,425)
4	Gasoline RBOB Future	April 2020	249,110	(25,536)
8	Gasoline RBOB Future	May 2020	496,306	(6,770)
3	Gold 100 Oz Future	April 2020	470,010	9,720
5	Gold 100 Oz Future	June 2020	785,900	(23,000)
2	Japanese Yen Currency Future	June 2020	233,063	832
11	KC HRW Wheat Future	May 2020	249,288	(11,688)
4	Lean Hogs Future	April 2020	99,640	(25,160)
5	Lean Hogs Future	June 2020	154,450	(990)
4	Live Cattle Future	April 2020	172,120	(30,240)
8	Live Cattle Future	June 2020	323,840	(4,360)
2	LME Copper Future	April 2020	281,600	5,663
5	LME Copper Future	May 2020	704,625	894

See accompanying notes to financial statements.

PCS Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020

OPEN FUTURES CONTRACTS LONG ^ - (4.1)% (Continued)

Contracts	Description	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
4	LME Lead Future	April 2020	$185,000	$2,475
7	LME Lead Future	May 2020	323,663	4,089
1	LME Nickel Future	April 2020	73,350	(2,910)
2	LME Nickel Future	May 2020	147,012	(738)
8	LME PRI Aluminum Future	April 2020	338,750	2,450
16	LME PRI Aluminum Future	May 2020	677,500	800
1	LME Tin Future	April 2020	81,410	380
2	LME Tin Future	May 2020	162,870	(285)
3	LME Zinc Future	April 2020	151,350	(9,731)
7	LME Zinc Future	May 2020	353,806	724
2	Low Sulfur Gasoil Future	April 2020	87,900	(9,100)
5	Low Sulfur Gasoil Future	May 2020	219,875	(1,050)
5	Lumber Future	May 2020	225,995	(11,495)
1	Milk Future	April 2020	32,340	300
1	Milk Future	March 2020	32,620	(2,140)
49	Mill Wheat Euro Future	May 2020	495,854	(14,306)
29	Natural Gas Future	April 2020	488,360	(51,620)
53	Natural Gas Future	May 2020	917,960	(17,680)
2	NY Harbour ULSD Future	April 2020	124,093	(8,761)
5	NY Harbour ULSD Future	May 2020	309,225	(1,025)
9	Oat Future	May 2020	122,738	(11,513)
3	Platinum Future	April 2020	129,705	(7,950)
7	Platinum Future	July 2020	304,465	(6,180)
12	Rapeseed Future	May 2020	250,611	(19,145)
10	Red Wheat Future	May 2020	263,750	(8,375)
7	Rough Rice Future	May 2020	190,400	(2,150)
21	Rubber Future	August 2020	167,626	(3,699)
10	Rubber Future	July 2020	79,544	(712)
11	Silver Future	May 2020	905,135	(82,860)
20	Soybean Future	May 2020	892,750	3,663
6	Soybean Meal Future	May 2020	183,360	5,780
29	Soybean Oil Future	May 2020	499,032	(32,676)
16	Sugar #11 Future	May 2020	253,389	(5,264)
26	Wheat Future	May 2020	682,500	(38,413)
13	White Sugar Future	May 2020	257,790	(4,340)
25	WTI Crude Future	April 2020	1,119,000	(138,000)
52	WTI Crude Future	May 2020	2,336,880	(58,749)
	NET UNREALIZED DEPRECIATION ON FUTURE CONTRACTS			$(964,489)

^	All of these securities are holdings in PCS Fund Limited.

See accompanying notes to financial statements.

PCS Commodity Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
February 29, 2020

ASSETS
Investment securities:
At cost	$24,462,625
At value	24,471,148
Deposits with Broker	838,868
Receivable from investment adviser	8,562
Receivable for fund shares sold	14,418
Interest receivable	1,814
Prepaid expenses and other assets	37,691
TOTAL ASSETS	25,372,501

LIABILITIES
Payable for fund shares redeemed	822,513
Net unrealized depreciation on open futures contracts	964,489
Distribution (12b-1) fees payable	2,959
Payable to Related Parties	12,354
Accrued expenses and other liabilities	19,586
TOTAL LIABILITIES	1,821,901
NET ASSETS	$23,550,600

Net Assets Consist Of:
Paid in capital	$33,035,348
Accumulated losses	(9,484,748)
NET ASSETS	$23,550,600

Class A Shares:
Net Assets	$7,044,249
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,110,762
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)*	$6.34
Maximum offering price per share (maximum sales charge of 5.50%)	$6.71

Class C Shares:
Net Assets	$1,520,781
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	244,796
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)*	$6.21

Class I Shares:
Net Assets	$14,985,570
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,350,963
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)*	$6.37

*	The Fund charges a redemption fee of 1% on redemptions of shares held for less than 30 days.

See accompanying notes to consolidated financial statements.

PCS Commodity Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the six months ended February 29, 2020

INVESTMENT INCOME
Interest	$320,148
TOTAL INVESTMENT INCOME	320,148

EXPENSES
Investment advisory fees	140,202
Distribution (12b-1) fees
Class A	11,255
Class C	8,992
Transfer agent fees	28,579
Registration fees	27,670
Administrative services fees	21,648
Trustee fees	17,364
Third party administrative services fees	17,346
Legal fees	15,036
Chief compliance officer fees	13,536
Accounting services fees	13,420
Printing and postage expenses	12,677
Audit and tax fees	11,220
Custodian fees	6,230
Insurance expense	2,644
Miscellaneous expenses	2,927
TOTAL EXPENSES	350,746
Fees waived by the Advisor	(135,801)
NET EXPENSES	214,945

NET INVESTMENT INCOME	105,203

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURE CONTRACTS AND FOREIGN CURRENCY
Net Realized Gain (Loss) from:
Investments	1,246
Foreign Currency Transactions	2,804
Future Contracts	(1,306,267)
Net Realized Loss	(1,302,217)

Net Change in Unrealized Depreciation on:
Investments	(11,942)
Foreign Currency Translations	(1,399)
Future Contracts	(326,384)
Net Change in Unrealized Appreciation (Depreciation)	(339,725)

NET REALIZED AND UNREALIZED LOSS	(1,641,942)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,536,739)

See accompanying notes to consolidated financial statements.

PCS Commodity Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	February 29, 2020	August 31, 2019
	(Unaudited)
FROM OPERATIONS
Net investment income	$105,203	$538,207
Net realized loss on investments, future contracts, and foreign currency transactions	(1,302,217)	(7,353,922)
Net change in unrealized appreciation (depreciation) on investments, future contracts and foreign currency translations	(339,725)	780,979
Net decrease in net assets resulting from operations	(1,536,739)	(6,034,736)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(68,390)	(682,080)
Class C	—	(116,983)
Class I	(235,182)	(1,964,326)
Net decrease in net assets from distributions to shareholders	(303,572)	(2,763,389)

FROM SHARES OF BENEFICIAL INTEREST
Class A:
Proceeds from shares sold	599,982	5,405,706
Distributions reinvested	68,157	681,651
Payments for shares redeemed	(2,065,389)	(11,757,392)
Redemption fee proceeds	0 *	432
	(1,397,250)	(5,669,603)
Class C:
Proceeds from shares sold	79,000	135,000
Distributions reinvested	—	115,394
Payments for shares redeemed	(312,050)	(1,130,252)
	(233,050)	(879,858)
Class I:
Proceeds from shares sold	2,748,295	18,814,976
Distributions reinvested	228,957	1,924,441
Payments for shares redeemed	(15,936,354)	(31,295,063)
Redemption fee proceeds	169	2,551
	(12,958,933)	(10,553,095)

Net decrease in net assets from shares of beneficial interest	(14,589,233)	(17,102,556)

TOTAL DECREASE IN NET ASSETS	(16,429,544)	(25,900,681)

Net Assets:
Beginning of Period	39,980,144	65,880,825
End of Period	$23,550,600	$39,980,144

*	Amount less than $0.50.

See accompanying notes to consolidated financial statements.

PCS Commodity Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	February 29, 2020	August 31, 2019
	(Unaudited)
SHARE ACTIVITY
Class A
Shares Sold	84,738	725,437
Shares Reinvested	9,493	94,411
Shares Redeemed	(297,326)	(1,600,656)
Net decrease in shares of beneficial interest outstanding	(203,095)	(780,808)

Class C
Shares Sold	11,388	17,995
Shares Reinvested	—	16,276
Shares Redeemed	(44,725)	(159,968)
Net decrease in shares of beneficial interest outstanding	(33,337)	(125,697)

Class I
Shares Sold	378,742	2,442,350
Shares Reinvested	31,755	265,074
Shares Redeemed	(2,221,525)	(4,193,800)
Net decrease in shares of beneficial interest outstanding	(1,811,028)	(1,486,376)

See accompanying notes to consolidated financial statements.

PCS Commodity Strategy Fund - Class A
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	For the		For the	For the		For the	For the	For the
	Six Months Ended		Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	February 29, 2020		August 31, 2019	August 31, 2018		August 31, 2017	August 31, 2016	August 31, 2015 (1)
	(Unaudited)

Net asset value, beginning of period	$6.92		$8.06	$7.40		$7.18	$8.21	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.02		0.07	(0.00	) (7)	(0.07)	(0.09)	(0.08)
Net realized and unrealized gain (loss) on investments and future contracts	(0.55)		(0.86)	0.67		0.29	(0.94)	(1.71)
Total from investment operations	(0.53)		(0.79)	0.67		0.22	(1.03)	(1.79)
Less distributions from:
Net investment income	(0.05)		(0.35)	(0.01)		—	—	—
Total distributions	(0.05)		(0.35)	(0.01)		—	—	—
Redemption fees (7)	0.00		0.00	0.00		0.00	0.00	0.00
Net asset value, end of period	$6.34		$6.92	$8.06		$7.40	$7.18	$8.21
Total return (3)	(7.70)%		(10.03)%	9.08%		3.06%	(12.55)%	(17.90)%
Net assets, end of period (000s)	$7,044		$9,093	$16,873		$14,105	$7,246	$642
Ratio of expenses to average net assets:
Before waiver/reimbursement (6)	2.13	% (5)	1.78%	1.93%		2.44%	3.90%	15.33	% (5)
Net of waiver/reimbursement	1.35	% (5)	1.35%	1.35%		1.35%	1.35%	1.35	% (5)
Ratio of net investment income (loss) to average net assets	0.44	% (5)	0.90%	(0.01)%		(0.90)%	(1.21)%	(1.35	)% (5)
Portfolio Turnover Rate (8)	0	% (4)	0%	0%		0%	0%	29,155	% (4)

(1)	Class A commenced operations December 10, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(7)	Less than $0.005 per share

(8)	The portfolio turnover rate excludes investments whose maturities or expiration dates at the time of acquisition were one year or less. For this reason all futures contracts, money market funds and U.S Treasury Bills that were traded throughout the period are excluded from the calculation. The timing of the Funds limited amount of purchases and sales of long term securities that occurred over a 3 month period produced the resulting portfolio turnover percentage that appears inflated due to the nature of the calculation for the period ended August 31, 2015. Had the Fund’s core investments been included in the calculation, the turnover calculation would have been much lower.

See accompanying notes to consolidated financial statements.

PCS Commodity Strategy Fund - Class C
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	February 29, 2020		August 31, 2019	August 31, 2018	August 31, 2017	August 31, 2016	August 31, 2015 (1)
	(Unaudited)

Net asset value, beginning of period	$6.76		$7.87	$7.28	$7.12	$8.20	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.01)		0.01	(0.06)	(0.12)	(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments and future contracts	(0.54)		(0.83)	0.65	0.28	(0.94)	(1.67)
Total from investment operations	(0.55)		(0.82)	0.59	0.16	(1.08)	(1.80)
Less distributions from:
Net investment income	—		(0.29)	—	—	—	—
Total distributions	—		(0.29)	—	—	—	—
Redemption fees	—		—	0.00 (7)	0.00 (7)	0.00 (7)	0.00	(7)
Net asset value, end of period	$6.21		$6.76	$7.87	$7.28	$7.12	$8.20
Total return (3)	(8.14)%		(10.54)%	8.10%	2.11%	(13.17)%	(18.00)%
Net assets, end of period (000s)	$1,521		$1,879	$3,179	$2,282	$1,701	$1,111
Ratio of expenses to average net assets:
Before waiver/reimbursement (6)	2.88	% (5)	2.53%	2.68%	3.19%	4.65%	16.08	% (5)
Net of waiver/reimbursement	2.10	% (5)	2.10%	2.10%	2.10%	2.10%	2.10	% (5)
Ratio of net investment income (loss) to average net assets	(0.30	)% (5)	0.15%	(0.75)%	(1.67)%	(1.99)%	(2.10	)% (5)
Portfolio Turnover Rate (8)	0	% (4)	0%	0%	0%	0%	29,155	% (4)

(1)	Class C commenced operations December 10, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(7)	Less than $0.005 per share

(8)	The portfolio turnover rate excludes investments whose maturities or expiration dates at the time of acquisition were one year or less. For this reason all futures contracts, money market funds and U.S Treasury Bills that were traded throughout the period are excluded from the calculation. The timing of the Funds limited amount of purchases and sales of long term securities that occurred over a 3 month period produced the resulting portfolio turnover percentage that appears inflated due to the nature of the calculation for the period ended August 31, 2015. Had the Fund’s core investments been included in the calculation, the turnover calculation would have been much lower.

See accompanying notes to consolidated financial statements.

PCS Commodity Strategy Fund - Class I
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	February 29, 2020		August 31, 2019	August 31, 2018	August 31, 2017	August 31, 2016	August 31, 2015 (1)
	(Unaudited)

Net asset value, beginning of period	$6.97		$8.11	$7.45	$7.21	$8.23	$10.00
Activity from investment operations:
Net investment Income (loss) (2)	0.03		0.09	0.03	(0.05)	(0.08)	(0.07)
Net realized and unrealized gain (loss) on investments and future contracts	(0.55)		(0.86)	0.65	0.29	(0.94)	(1.70)
Total from investment operations	(0.52)		(0.77)	0.68	0.24	(1.02)	(1.77)
Less distributions from:
Net investment income	(0.08)		(0.37)	(0.02)	—	—	—
Total distributions	(0.08)		(0.37)	(0.02)	—	—	—
Redemption fees (7)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$6.37		$6.97	$8.11	$7.45	$7.21	$8.23
Total return (3)	(7.64)%		(9.69)%	9.22%	3.19%	(12.39)%	(17.70)%
Net assets, end of period (000s)	$14,986		$29,008	$45,829	$9,874	$7,012	$4,065
Ratio of expenses to average net assets:
Before waiver/reimbursement (6)	1.88	% (5)	1.52%	1.56%	2.19%	3.65%	15.08	% (5)
Net of waiver/reimbursement	1.10	% (5)	1.10%	1.10%	1.10%	1.10%	1.10	% (5)
Ratio of net investment income (loss) to average net assets	0.71	% (5)	1.15%	0.39%	(0.67)%	(0.99)%	(1.10	)% (5)
Portfolio Turnover Rate (8)	0	% (4)	0%	0%	0%	0%	29,155	% (4)

(1)	Class I commenced operations December 10, 2014.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(7)	Less than $0.005 per share

(8)	The portfolio turnover rate excludes investments whose maturities or expiration dates at the time of acquisition were one year or less. For this reason all futures contracts, money market funds and U.S Treasury Bills that were traded throughout the period are excluded from the calculation. The timing of the Funds limited amount of purchases and sales of long term securities that occurred over a 3 month period produced the resulting portfolio turnover percentage that appears inflated due to the nature of the calculation for the period ended August 31, 2015. Had the Fund’s core investments been included in the calculation, the turnover calculation would have been much lower.

See accompanying notes to consolidated financial statements.

PCS Commodity Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
February 29, 2020

1.	ORGANIZATION

PCS Commodity Strategy Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to provide long term total return. The fund commenced operations on December 10, 2014 and currently offers Class A, Class C and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.50%. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular

PCS Commodity Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
February 29, 2020 (Continued)

pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PCS Commodity Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
February 29, 2020 (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 29, 2020 for the Fund’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Bills	$—	$24,169,528	$—	$24,169,528
Money Market Fund	301,620	—	—	301,620
Total Assets:	$301,620	$24,169,528	$—	$24,471,148
Liabilities
Derivatives:
Futures	$964,489	$—	$—	$964,489
Total Liabilities:	$964,489	$—	$—	$964,489

The Fund did not hold any Level 3 securities during the period.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, foreign currency exchange rate risk and commodity risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Amounts reflected as deposits with brokers in the Consolidated Statement of Assets and Liabilities include restricted balances held with the broker as collateral. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Disclosures About Offsetting Assets and Liabilities – The following table presents the Fund’s asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of February 29, 2020:

Gross Amounts Not Offset in
the Consolidated Statement of
Liabilities:				Assets & Liabilities
Net Amounts of
		Gross Amounts Offset	Liabilities Presented
	Gross Amounts	in the Consolidated	in the Consolidated
	of Recognized	Statement of Assets &	Statement of Assets	Financial	Cash Collateral
Description	Assets	Liabilities	& Liabilities	Instruments	Pledged (1)	Net Amount
Futures Contracts	$40,573	$(1,005,062)	$(964,489)	$125,621	$838,868	$—

(1)	The amount presented is limited to the net unrealized depreciation on futures contracts balance, and accordingly, does not include excess collateral pledged. Cash collateral is included in deposits with broker amount of $838,868 on the Consolidated Statement of Assets and Liabilities. Securities pledged as collateral amount to $3,292,829 as denoted on the Consolidated Portfolio of Investments.

PCS Commodity Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
February 29, 2020 (Continued)

Derivatives Disclosure – Fair Values of Derivative Instruments in the Fund as of February 29, 2020:

	Asset & Liability Derivatives
	Statement of
Contract Type/	Assets and Liabilities
Primary Risk Exposure	Location	Fair Value
Currency contracts:
Futures
	Assets - Unrealized Appreciation	3,635
	Liabilities - Unrealized Depreciation	—
	Futures Unrealized Appreciation, Net	$3,635	*

Commodity contracts:
Futures
	Assets - Unrealized Appreciation	36,938
	Liabilities - Unrealized Depreciation	(1,005,062)
	Futures Unrealized Depreciation, Net	$(968,124	) *

*	Represents cumulative appreciation/(depreciation) on open futures contracts as reported in the Consolidated Portfolio of Investments.

The effect of Derivative Instruments on the Consolidated Statement of Operations for the six months ended February 29, 2020:

Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Commodity Future contracts	Net realized loss from futures contracts	$(1,239,019)	$—
	Net change in unrealized appreciation (depreciation) from futures contracts	—	(395,826)
Currency Future contracts	Net realized loss from futures contracts	(67,248)	—
	Net change in unrealized appreciation (depreciation) from futures contracts	—	69,442
Total		$(1,306,267)	$(326,384)

The notional value of the derivative instruments outstanding as of February 29, 2020 as disclosed in the Consolidated Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on

PCS Commodity Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
February 29, 2020 (Continued)

derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Consolidation of Subsidiary – PCS Fund Limited (PCSFL) – In order to achieve its investment objectives, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned subsidiary, PCSFL, incorporated under the laws of the Cayman Islands. PCSFL acts as an investment vehicle in order to enter into certain investments for the Fund consistent with its investment objectives and policies specified in the Fund’s Prospectus and Statement of Additional Information. The consolidated financial statements of the Fund include the investment activity and financial statements of PCSFL. All intercompany balances and transactions have been eliminated in consolidation.

For tax purposes, PCSFL is an exempted Cayman investment company. PCSFL has received an undertaking from the government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, PCSFL is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, PCSFL’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

PCSFL will utilize commodity futures, options on futures, swap contracts and structured notes to facilitate the Fund’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based products, PCSFL may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s prospectus.

A summary of the Fund’s investment in the PCSFL is as follows:

			% Of Fund Total Net Assets
		CFC Total Net Assets at	at
	Inception Date of CFC	February 29, 2020	February 29, 2020
PCS Fund Limited	12/10/2014	$3,201,395	13.59%

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually.

PCS Commodity Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
February 29, 2020 (Continued)

Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Taxes – The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent all earnings are distributed to shareholders on a timely basis. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2017-2019, or expected to be taken in the Fund’s 2020 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended February 29, 2020, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Price Asset Management, LLC, (the “Advisor”) serves as the Fund’s investment advisor. Pursuant to an Advisory Agreement with the Trust, on behalf of the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.79% of the Fund’s average daily net assets. For the six months ended February 29, 2020, the Fund incurred $140,202 in investment advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until December 31, 2020 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 1.35%, 2.10% and 1.10%

PCS Commodity Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
February 29, 2020 (Continued)

for Class A, Class C and Class I shares, respectively, with respect to the average daily net assets for each share class. These amounts will herein be referred to as the “expense limitations.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitation. If any Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for the Fund shall be suspended. For the six months ended February 29, 2020, the Advisor waived fees of $135,801. Pursuant to the Waiver Agreement, cumulative expenses subject to recapture were $691,064, as of August 31, 2019, and the amounts will expire as follows on August 31, 2020 - $239,760, August 31, 2021 - $230,741, and August 31, 2022 - $220,563.

Distributor- The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% and 1.00% of the average daily net assets for Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended February 29, 2020, pursuant to the Plan, Class A shares and Class C shares paid $11,255 and $8,992 respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended February 29, 2020, the Distributor received $740 in underwriting commissions for sales of Class A shares and Class C shares, of which $740 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the trust are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

On February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including NLD, NLCS and Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

PCS Commodity Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
February 29, 2020 (Continued)

5.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(2) 9 of the Act. As of February 29, 2020, beneficial ownership in excess of 25% is as follows:

Beneficial Owner	% of Outstanding Shares
Charles Schwab & Co., Inc.	54%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

6.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days or if shares are redeemed for failure to maintain the Fund’s minimum account balance requirement. The redemption fee is paid directly to the Fund. For the six months ended February 29, 2020, the Fund assessed $0, and $169 in redemption fees for Class A and Class I shares, respectively.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by the Fund for federal income tax purposes, and respective gross unrealized appreciation and depreciation at February 29, 2020 were as follows:

Cost for Federal Tax purposes	$24,462,625

Unrealized Appreciation	49,096
Unrealized Depreciation	(1,005,062)
Tax net Unrealized Depreciation	$(955,966)

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended August 31, 2019 and August 31, 2018 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	August 31, 2019	August 31, 2018
Ordinary Income	$2,763,389	$63,060
	$2,763,389	$63,060

As of August 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$225,381	$—	$(5,929)	$(8,667)	$(7,782,229)	$(72,993)	$(7,644,437)

PCS Commodity Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
February 29, 2020 (Continued)

The difference between book basis and tax basis unrealized depreciation, accumulated net investment income (loss) and accumulated net realized gain (loss) from security transactions are primarily attributable to adjustments for the Fund’s wholly owned subsidiary. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $(1,108) and tax unrealized depreciation on the subsidiary of $(92,350).

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $5,929.

At August 31, 2019, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$8,667	$—	$8,667

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the consolidated financial statements.

PCS Commodity Strategy Fund
EXPENSE EXAMPLES (Unaudited)
February 29, 2020

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expense Paid
	Account Value	Account Value	Expense	During Period
	9/1/19	2/29/20	Ratio	9/1/19-2/29/20 *
Actual
Class A	$1,000.00	$ 923.00	1.35%	$ 6.45
Class C	$1,000.00	$ 920.00	2.10%	$10.02
Class I	$1,000.00	$ 923.60	1.10%	$ 5.26

	Beginning	Ending	Annualized	Expense Paid
Hypothetical	Account Value	Account Value	Expense	During Period
(5% return before expenses)	9/1/19	2/29/20	Ratio	9/1/19-2/29/20 *
Class A	$1,000.00	$1,018.15	1.35%	$ 6.77
Class C	$1,000.00	$1,014.42	2.10%	$10.52
Class I	$1,000.00	$1,019.39	1.10%	$ 5.52

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended February 29, 2020 (182) divided by the number of days in the fiscal year (366).

PCS Commodity Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)

February 29, 2020

Factors Considered by the Trustees in approval of THE RENEWAL OF THE INVESTMENT ADVISORY Agreement

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on January 22-23, 2020 the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of an Investment Advisory Agreement between the Trust, on behalf of the PCS Commodity Strategy Fund (“PCS Commodity Strategy”) and Price Asset Management, LLC (“PAM”) (the “PCS Advisory Agreement”).

Based on their evaluation of the information provided by PAM, in conjunction with PCS Commodity Strategy’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the PCS Advisory Agreement with respect to PCS Commodity Strategy.

In advance of the Meeting, the Board requested and received materials to assist them in considering the PCS Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the PCS Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the PCS Advisory Agreement and comparative information relating to the advisory fee and other expenses of PCS Commodity Strategy. The materials also included due diligence materials relating to PAM (including due diligence questionnaires completed by PAM, select financial information of PAM, bibliographic information regarding PAM’s key management and investment advisory personnel, and comparative fee information relating to PCS Commodity Strategy) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the PCS Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the PCS Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the PCS Advisory Agreement. In considering the renewal of the PCS Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board reviewed materials provided by PAM related to the proposed renewal of the PCS Advisory Agreement, including its ADV, a description of the manner in which investment decisions are made and executed, a review of the professional personnel performing services for PCS Commodity Strategy, including the team of individuals that primarily monitors and executes the investment process. The Board discussed the extent of the research capabilities, the quality of PAM’s compliance infrastructure and the experience of its fund management personnel. The Board also noted PAM’s experience with tracking the Rogers Index and knowledge of commodities. Additionally, the Board received satisfactory responses from the representatives of PAM with respect to a series of important questions, including whether PAM was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of PCS Commodity Strategy; and whether there are procedures in place to adequately allocate trades among its respective clients. The Board reviewed the description provided on the practices for monitoring compliance with PCS Commodity Strategy’s investment limitations, discussed procedures with PCS Commodity Strategy’s CCO and noted

PCS Commodity Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

February 29, 2020

that the CCO of PAM would continually review the portfolio managers’ performance of their duties to ensure compliance under PAM’s compliance program. The Board reviewed the information provided on the practices for monitoring compliance with PCS Commodity Strategy’s investment limitations and discussed PAM’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that PAM’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted PAM’s representation that the prospectus and statement of additional information for PCS Commodity Strategy accurately describe the investment strategies of PCS Commodity Strategy. The Board then reviewed the capitalization of PAM based on financial information provided, and representations made, by PAM and its representatives, and concluded that PAM was sufficiently well-capitalized, or its principals had the ability to make additional contributions in order to meet its obligations to PCS Commodity Strategy. The Board also noted PAM’s vested interest in the marketing and distribution of PCS Commodity Strategy. The Board concluded that PAM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the PCS Advisory Agreement and that the nature, overall quality and extent of the management services provided by PAM to PCS Commodity Strategy were satisfactory.

Performance.  The Board discussed the reports prepared by Broadridge and reviewed the performance of PCS Commodity Strategy as compared to its peer group, Morningstar category and benchmark for the one year, three year, five year and since inception periods as of December 31, 2019, noting that PCS Commodity Strategy had outperformed its peer group median, Morningstar category median and benchmark for the one year period, underperformed the peer group median but outperformed the Morningstar category median and benchmark for the three year period and underperformed its peer group median and Morningstar category median but outperformed its benchmark for the five year and since inception periods. The Board discussed and noted the improved performance of PCS Commodity Strategy since the last renewal of the PCS Advisory Agreement. The Trustees also reviewed the performance of a private fund managed by PAM using the same strategy as PCS Commodity Strategy. After further discussion, the Board concluded that the performance of PCS Commodity Strategy was acceptable.

Fees and Expenses. As to the costs of the services to be provided by PAM, the Board reviewed and discussed PCS Commodity Strategy’s advisory fee and total operating expenses as compared to its peer group and Morningstar category as presented in the Broadridge Report. The Board noted the advisory fee which, although on the high end of its peer group, was on the higher side, but in line, with the Morningstar category average. The Board also reviewed the contractual expense limitation arrangement for PCS Commodity Strategy, which stated that PAM had agreed to waive or limit its advisory fee and/or reimburse expenses at least until December 31, 2020, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.35%, 2.10%, 1.10%, 1.35% and 1.60% of the average net assets for Class A, Class C, Class I, Class N and Class R shares, respectively, and found such arrangements to be beneficial to shareholders. It was the consensus of the Board that, based on PAM’s experience and expertise, and the services provided by PAM to PCS Commodity Strategy, the advisory fee charged by PAM was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to PAM with respect to PCS Commodity Strategy based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of PAM provided by PAM. After review and discussion, the Board concluded that based on the services provided by PAM and the current assets of PCS Commodity Strategy, profits from PAM’s relationship with PCS Commodity Strategy were not excessive.

Economies of Scale. As to the extent to which PCS Commodity Strategy will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed PAM’s expectations for growth of PCS Commodity Strategy and concluded that any material economies of scale would not be achieved in the near term.

PCS Commodity Strategy Fund

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

February 29, 2020

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the PCS Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from PAM as the Trustees believed to be reasonably necessary to evaluate the terms of the PCS Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that with respect to the PCS Advisory Agreement, (a) the terms of the PCS Advisory Agreement are reasonable; (b) the advisory fee is not unreasonable; and (c) the PCS Advisory Agreement is in the best interests of the Fund and its shareholders. In considering the renewal of the PCS Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that approval of the renewal of the PCS Advisory Agreement was in the best interest of PCS Commodity Strategy and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the PCS Advisory Agreement.

Privacy Policy

Rev. May 2019

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30th as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-844-828-3242 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-828-3242.

INVESTMENT ADVISOR
Price Asset Management, LLC
303 W Madison Street, Suite 1700
Chicago, IL 60606

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, Nebraska 68022-3474

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive officer/President

Date 4/28/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive officer/President

Date 4/28/20

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial officer/Treasurer

Date 4/28/20